Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000213732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 100 Index ETF
C000213733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index ETF
Without Sales Load [Member] | C000213732
Average Annual Return [Line Items]
Average Annual Return, Percent	27.01%	12.47%	20.26%
Without Sales Load [Member] | C000213733
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	10.29%	15.39%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.38%	16.68%	23.58%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	16.82%
HCM Defender 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 100 Index
Average Annual Return, Percent	21.64%	13.52%	20.07%
HCM Defender 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index
Average Annual Return, Percent	17.02%	9.76%	13.84%